[Graphic Representation Omitted -- See Appendix]

Family of Funds

COMBINED SEMI-ANNUAL REPORT

[Graphic Representation Omitted -- See Appendix]

Growth Fund

[Graphic Representation Omitted -- See Appendix]

Balanced Fund

[Graphic Representation Omitted -- See Appendix]

Bond Fund

[Graphic Representation Omitted -- See Appendix]

West Virginia Municipal Bond Fund

DATED JULY 31, 2000

WESMARK FUNDS
PRESIDENT’S MESSAGE

Dear Shareholder:

I am pleased to present the combined Semi-Annual Report for the WesMark Funds. This report covers the six-month period from February 1, 2000 through July 31, 2000, which is the first half of the funds’ fiscal year. It gives you a complete picture of each fund’s operation, beginning with the portfolio manager overview of the market and fund strategy, followed by a complete list of fund holdings and the financial statements.

WesMark Growth Fund is managed to help your money grow over time. To pursue that objective, the fund invests in a diversified portfolio of stocks selected for their long-term potential to provide above-average returns.

During the reporting period, the fund produced a strong total return of 14.36%. Contributing to the total return were a share price increase of $0.39, dividend income totaling $0.01 per share and capital gains totaling $1.78 per share.* On the last day of the reporting period, the fund’s net assets reached $216 million.

WesMark Balanced Fund pursues capital appreciation and income by investing in a diversified portfolio of stocks and bonds. At the end of the reporting period, more than 70% of the fund’s portfolio was invested primarily in high-quality common and preferred stocks. The rest of the portfolio was invested across U.S. government agency bonds and investment-grade corporate bonds.

During the reporting period, the fund paid monthly income dividends totaling $0.14 per share as well as capital gains totaling $0.43 per share. The net asset value increased from $10.64 to $10.67. Through the income and gain in net asset value, the fund achieved a 5.55% total return.* At the end of the period, the fund’s total net assets reached $79 million.

WesMark Bond Fund is managed to help your money earn a high level of current income by investing in a diversified portfolio of high-quality bonds. At the end of the reporting period, the fund’s $130-million portfolio was invested primarily across government agency bonds (50.7%) and investment-grade corporate bonds (45%).

During the reporting period, the fund paid monthly income dividends totaling $0.29 per share while the net asset value increased by $0.11. The income and net asset value increase resulted in a 4.43% total return.*

WesMark West Virginia Municipal Bond Fund is managed to help your money earn income free from federal income tax and West Virginia state income tax.** To pursue that objective, it invests in a portfolio of high-quality bonds issued by West Virginia municipalities.

During the reporting period, the fund paid double tax-free income dividends totaling $0.22 per share. The fund’s net asset value increased from $9.66 to $9.89. Through the dividends and net asset value increase, the fund produced a positive total return of 4.79%.* At the end of the reporting period, the fund’s net assets totaled more than $61 million.
WESMARK FUNDS
PRESIDENT’S MESSAGE

Thank you for pursuing your financial goals through the diversification and professional management of the WesMark Funds.

Sincerely,
/s/ Peter J. Germain
Peter J. Germain
President

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price, (i.e. less any applicable sales charge) were: WesMark Growth Fund, 8.94%; WesMark Balanced Fund, 0.55%; WesMark Bond Fund, 0.50%; and WesMark West Virginia Municipal Bond Fund, 0.82%.

**	Income may be subject to the federal alternative minimum tax.
WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS
July 31, 2000 (Unaudited)

Shares		Value

COMMON STOCKS—98.4%
	AUTO MANUFACTURERS—MAJOR—1.0%
40,062	General Motors Corp.	$ 2,281,058

	BANKS—SUPER REGIONAL—7.6%
125,000	Bank One Corp.	3,976,563
135,000	PNC Bank Corp.	6,868,125
135,000	Wells Fargo & Co.	5,577,187

	TOTAL	16,421,875

	BEVERAGES—ALCOHOL—4.3%
115,000	Anheuser-Busch Cos., Inc.	9,257,500

	BEVERAGES—SOFT—2.1%
100,000	PepsiCo, Inc.	4,581,250

	BIOMEDICAL—3.0%
100,000	(a)Amgen, Inc.	6,493,750

	BIOMEDICAL INSTRUMENTS—1.2%
30,000	PE Corp.-PE Biosystems Group	2,615,625

	BUSINESS INFORMATION—0.5%
10,000	Reuters Holdings PLC, ADR	1,150,000

	COMPUTERS—MINI—2.9%
60,000	(a)Sun Microsystems, Inc.	6,326,250

	DATA PROCESSING—MANAGEMENT—3.8%
40,000	Automatic Data Processing, Inc.	1,982,500
135,000	First Data Corp.	6,218,437

	TOTAL	8,200,937

	DIVERSIFIED OPERATIONS—1.4%
60,000	General Electric Co.	3,086,250

	DRUGS & HEALTH CARE—3.5%
100,000	Merck & Co., Inc.	7,168,750
5,000	(a)Sepracor, Inc.	528,750

	TOTAL	7,697,500

WESMARK GROWTH FUND

Shares		Value

COMMON STOCKS—(Continued)
	ELECTRONIC COMPONENTS—SEMICONDUCTOR—1.4%
75,000	(a)Adaptec, Inc.	$ 1,856,250
20,000	Texas Instruments, Inc.	1,173,750

	TOTAL	3,030,000

	ENTERTAINMENT—DIVERSIFIED—0.4%
10,000	Time Warner, Inc.	766,875

	FOOD—DIVERSIFIED—1.6%
80,000	Keebler Foods Co.	3,530,000

	FOREST PRODUCTS—1.1%
50,000	Weyerhaeuser Co.	2,284,375

	INSTRUMENTS—CONTROL—2.8%
181,250	Honeywell International, Inc.	6,094,531

	INSURANCE—LIFE/HEALTH—5.6%
115,000	American General Corp.	7,669,062
120,000	Nationwide Financial Services, Inc., Class A	4,410,000

	TOTAL	12,079,062

	INSURANCE PROPERTY & CASUALTY—1.8%
45,000	American International Group, Inc.	3,945,937

	INVESTMENT BROKERAGE—NATIONAL—2.4%
75,000	PaineWebber Group, Inc.	5,193,750

	LONG DISTANCE CARRIERS—1.4%
75,000	(a)WorldCom, Inc.	2,929,688

	NETWORKING PRODUCTS—1.9%
60,000	(a)Cisco Systems, Inc.	3,926,250

	OIL & GAS DRILLING—1.9%
40,000	(a)Nabors Industries, Inc.	1,665,000
50,000	Transocean Sedco Forex, Inc.	2,475,000

	TOTAL	4,140,000

	OIL & GAS—PIPELINES—3.8%
40,000	El Paso Energy Corp.	1,935,000
150,000	Williams Cos., Inc. (The)	6,262,500

	TOTAL	8,197,500

WESMARK GROWTH FUND

Shares		Value

COMMON STOCKS—(Continued)
	OIL COMPONENTS—EXPLORATION & PRODUCTION—10.5%
335,000	Burlington Resources, Inc.	$ 10,929,375
400,000	EOG Resources, Inc.	11,825,000

	TOTAL	22,754,375

	OIL FIELD—MACHINERY & EQUIPMENT—2.2%
75,000	Baker Hughes, Inc.	2,596,875
30,000	Schlumberger Ltd.	2,218,125

	TOTAL	4,815,000

	OIL—INTEGRATED—7.6%
150,000	BP Amoco PLC, ADR	7,846,875
170,000	Phillips Petroleum Co.	8,638,125

	TOTAL	16,485,000

	PRINTED CIRCUIT BOARDS—0.7%
30,000	(a)Jabil Circuit, Inc.	1,501,875

	PROTECTION—SAFETY—4.5%
180,000	Tyco International Ltd.	9,630,000

	PUBLISHING—NEWSPAPERS—1.9%
125,000	Tribune Co.	4,062,500

	RETAIL—APPAREL & SHOES—1.0%
120,000	Nordstrom, Inc.	2,100,000

	RETAIL—BUILDING PRODUCTS—1.9%
95,000	Lowe’s Cos., Inc.	4,007,812

	RETAIL—DISCOUNT—3.3%
130,000	Wal-Mart Stores, Inc.	7,141,875

	RETAIL—FOOD—1.2%
120,000	(a)Kroger Co., Inc.	2,482,500

	SATELLITE COMMUNICATIONS—1.1%
90,003	General Motors Corp., Class H	2,328,828

	SEMICONDUCTOR EQUIPMENT & MATERIALS—1.2%
35,000	(a)Applied Materials, Inc.	2,655,625

WESMARK GROWTH FUND

Shares		Value

COMMON STOCKS—(Continued)
	TELECOMMUNICATION SERVICES—1.1%
55,000	SBC Communications, Inc.	$ 2,340,938

	TELECOMMUNICATIONS EQUIPMENT—2.8%
35,000	Lucent Technologies, Inc.	1,531,250
70,000	(a)Tellabs, Inc.	4,550,000

	TOTAL	6,081,250

TOTAL COMMON STOCKS (identified cost $177,079,032)		212,617,541

MUTUAL FUND—1.5%
3,284,632	Federated U.S. Treasury Cash Reserves Fund (at net asset value)	3,284,632

TOTAL INVESTMENTS (identified cost $180,363,664)(b)		$215,902,173

(a)	Non-income producing security.

(b)
The cost of investments for federal tax purposes amounts to $180,363,664. The net unrealized appreciation of investments on a federal tax basis amounts to $35,538,509 which is comprised of $43,677,324 appreciation and $8,138,815 depreciation at July 31, 2000.

Note:	The categories of investments are shown as a percentage of net assets ($216,036,004) at July 31, 2000.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

See Notes which are an integral part of the Financial Statements
WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS
July 31, 2000 (Unaudited)

Shares		Value

COMMON STOCKS—70.2%
	AUTO MANUFACTURERS—MAJOR—1.1%
15,000	General Motors Corp.	$ 854,062

	BANKS—SUPER REGIONAL—4.9%
15,000	Bank One Corp.	477,187
50,000	PNC Financial Services Group	2,543,750
20,000	Wells Fargo & Co.	826,250

	TOTAL	3,847,187

	BEVERAGES—ALCOHOL—1.5%
15,000	Anheuser-Busch Cos., Inc.	1,207,500

	BEVERAGES—SOFT—2.3%
40,000	PepsiCo, Inc.	1,832,500

	BIOMEDICAL—2.5%
30,000	(a)Amgen, Inc.	1,948,125

	BUSINESS INFORMATION—0.7%
5,000	Reuters Holdings PLC, ADR	575,000

	DIVERSIFIED OPERATIONS—5.2%
80,000	General Electric Co.	4,115,000

	DRUGS & HEALTH CARE—3.0%
32,500	Merck & Co., Inc.	2,329,844

	ELECTRONIC COMPONENTS—SEMICONDUCTOR—2.2%
30,000	Texas Instruments, Inc.	1,760,625

	ENTERTAINMENT—DIVERSIFIED—0.7%
7,000	Time Warner, Inc.	536,812

	FOOD—DIVERSIFIED—0.8%
15,000	Keebler Foods Co.	661,875

	FOREST PRODUCTS—0.6%
10,000	Weyerhaeuser Co.	456,875

	INSTRUMENTS—CONTROL—2.8%
66,250	Honeywell International, Inc.	2,227,656

	INSURANCE—LIFE/HEALTH—3.0%
25,000	American General Corp.	1,667,187
WESMARK BALANCED FUND

Shares		Value
COMMON STOCKS—(Continued)
	INSURANCE-LIFE/HEALTH—(Continued)

20,000	Nationwide Financial Services, Inc., Class A	$ 735,000

	TOTAL	2,402,187

	INSURANCE PROPERTY & CASUALTY—1.0%
9,375	American International Group, Inc.	822,070

	OIL & GAS—EQUIPMENT & SERVICES—4.2%
80,000	Williams Cos., Inc. (The)	3,340,000

	OIL & GAS—PIPELINES—0.6%
10,000	El Paso Energy Corp.	483,750

	OIL COMPONENTS—EXPLORATION & PRODUCTION—3.4%
60,000	Burlington Resources, Inc.	1,957,500
25,000	EOG Resources, Inc.	739,063

	TOTAL	2,696,563

	OIL—FIELD SERVICES—1.2%
30,000	Tidewater, Inc.	963,750

	OIL—INTEGRATED—8.0%
53,120	BP Amoco PLC, ADR	2,778,840
70,000	Phillips Petroleum Co.	3,556,875

	TOTAL	6,335,715

	PROTECTION—SAFETY—2.0%
30,000	Tyco International Ltd.	1,605,000

	PUBLISHING—NEWSPAPERS—1.7%
40,000	Tribune Co.	1,300,000

	RETAIL—BUILDING PRODUCTS—0.5%
10,000	Lowe’s Cos., Inc.	421,875

	RETAIL—CONSUMER ELECTRONICS—0.7%
25,000	Circuit City Stores, Inc.	573,438

	RETAIL—DISCOUNT—0.7%
10,000	Wal-Mart Stores, Inc.	549,375

	RETAIL—FOOD—1.1%
40,000	(a)Kroger Co., Inc.	827,500

WESMARK BALANCED FUND

Shares		Value
COMMON STOCKS—(Continued)

	SEMICONDUCTOR EQUIPMENT & MATERIALS—0.6%
6,000	(a)Applied Materials, Inc.	$ 455,250

	TELECOMMUNICATIONS EQUIPMENT—1.7%
15,000	Lucent Technologies, Inc.	656,250
10,000	(a)Tellabs, Inc.	650,000

	TOTAL	1,306,250

	TELECOMMUNICATIONS SERVICES—5.3%
20,000	SBC Communications, Inc.	851,250
36,600	Verizon Communications	1,720,200
40,000	(a)WorldCom, Inc.	1,562,500

	TOTAL	4,133,950

	UTILITY—ELECTRIC POWER—5.1%
100,000	DPL, Inc.	2,412,500
15,666	Duke Energy Corp.	966,396
30,000	TECO Energy, Inc.	658,125

	TOTAL	4,037,021

	UTILITY—GAS DISTRIBUTION—0.3%
12,068	MCN Energy Group, Inc.	260,971

	UTILITY—TELEPHONE—0.8%
20,000	AT&T Corp.	618,750

TOTAL COMMON STOCKS (identified cost $45,358,553)		55,486,476

PREFERRED STOCKS—1.7%
	FINANCE—1.1%
15,000	Merrill Lynch Preferred Capital Trust III	321,563
25,000	Merrill Lynch Preferred Capital Trust IV	546,875

	TOTAL	868,438

	TELECOMMUNICATIONS—CELLULAR—0.6%
20,000	Motorola Capital Trust	435,000

TOTAL PREFERRED STOCKS (identified cost $1,487,500)		1,303,438

WESMARK BALANCED FUND

Principal Amount		Value

CORPORATE BONDS—20.0%
	AUTOMOTIVE—1.1%
$1,000,000	Delphi Auto Systems Corp., Note, 6.50%, 5/1/2009	$ 902,863

	BANKING—1.2%
1,000,000	Bank of America Corp., Sub. Note, 7.20%, 4/15/2006	982,654

	FINANCE—3.1%
1,000,000	Merrill Lynch & Co., Inc., Note, 7.25%, 4/4/2002	995,801
500,000	PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	446,587
1,000,000	Washington Mutual, Inc., Sub. Note, 8.25%, 4/1/2010	1,006,196

	TOTAL	2,448,584

	FINANCE—AUTOMOTIVE—1.3%
1,000,000	Ford Motor Credit Co., Unsecd. Note, 7.50%, 3/15/2005	996,010

	OIL COMPONENTS—EXPLORATION & PRODUCTION—1.8%
1,500,000	EOG Resources, Inc., Note, 6.50%, 12/1/2007	1,392,281

	OIL—INTEGRATED—5.4%
1,000,000	Coastal Corp., Deb., 9.625%, 5/15/2012	1,134,394
1,000,000	Conoco, Inc., Sr. Note, 6.35%, 4/15/2009	935,384
2,000,000	Phillips Petroleum Co., Deb., 9.375%, 2/15/2011	2,197,924

	TOTAL	4,267,702

	PAPER & FOREST PRODUCTS—3.9%
2,000,000	Federal Paper Board Co., Inc., Deb., 8.875%, 7/1/2012	2,105,334
1,000,000	Weyerhaeuser Co., Deb., 7.50%, 3/1/2013	967,556

	TOTAL	3,072,890

	PROTECTION—SAFETY—1.1%
1,000,000	Tyco International Group, Company Guarantee, 6.125%, 1/15/2009	898,268

	RETAIL—MAJOR DEPARTMENT STORE—1.1%
1,000,000	Dillard Department Stores, Inc., Note, 7.85%, 10/1/2012	833,169

TOTAL CORPORATE BONDS (identified cost $16,354,860)		15,794,421

WESMARK BALANCED FUND

Principal Amount or Shares		Value

GOVERNMENT AGENCIES—6.9%
	FEDERAL HOME LOAN MORTGAGE CORPORATION—6.9%
$ 5,672,283	6.50%, 3/1/2013—9/1/2018 (identified cost $5,700,965)	$ 5,443,432

MUTUAL FUND—0.7%
548,752	Federated U.S. Treasury Cash Reserves Fund (at net asset value)	548,752

TOTAL INVESTMENTS (identified cost $69,450,630)(b)		$78,576,519

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $69,450,630. The net unrealized appreciation of investments on a federal tax basis amounts to $9,125,889 which is comprised of $12,855,840 appreciation and $3,729,951 depreciation at July 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($79,007,807) at July 31, 2000.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

See Notes which are an integral part of the Financial Statements
WESMARK BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2000 (Unaudited)

Principal Amount		Value
CORPORATE BONDS—45.0%

	AUTOMOTIVE—2.8%
$3,000,000	Delphi Auto Systems Corp., Note, 6.50%, 5/1/2009	$ 2,708,589
1,000,000	Goodyear Tire & Rubber Co., Note, 6.625%, 12/1/2006	938,479

	TOTAL	3,647,068

	BANKING—5.2%
1,000,000	Bank of America Corp., Sr. Note, 5.875%, 2/15/2009	893,019
2,000,000	Bank of America Corp., Sub. Note, 9.375%, 9/15/2009	2,175,482
2,000,000	NationsBank Corp., Sub. Note, 7.80%, 9/15/2016	1,995,416
2,000,000	Wells Fargo & Co., Sub. Note, 6.25%, 4/15/2008	1,819,832

	TOTAL	6,883,749

	BASIC MATERIALS—0.7%
1,000,000	Worthington Industries, Inc., Note, 7.125%, 5/15/2006	971,099

	COMPUTER SERVICES—1.4%
1,000,000	Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	934,699
1,000,000	First Data Corp., Series MTND, 6.375%, 12/15/2007	947,020

	TOTAL	1,881,719

	COMPUTERS—MAINFRAME—2.3%
3,000,000	International Business Machines Corp., Deb., 7.50%, 6/15/2013	3,042,192

	COMPUTERS—MINI—3.0%
4,000,000	Sun Microsystems, Inc., Sr. Note, 7.65%, 8/15/2009	3,987,020

	ENERGY—1.5%
1,000,000	Carolina Power & Light Co., Sr. Note, 7.50%, 4/1/2005	1,003,883
1,000,000	Columbia Energy Group, Note, 7.32%, 11/28/2010	965,960

	TOTAL	1,969,843

	FINANCE—3.9%
1,000,000	Donaldson, Lufkin and Jenrette Securities Corp., MTN, 6.90%, 10/1/2007	941,935
1,000,000	FINOVA Capital Corp., Sr. Note, 6.75%, 3/9/2009	822,392
750,000	Merrill Lynch & Co., Inc., Note, 7.00%, 1/15/2007	739,111
2,000,000	National City Corp., Sub. Note, 6.875%, 5/15/2019	1,772,672
1,000,000	PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	893,174

	TOTAL	5,169,284

WESMARK BOND FUND

Principal Amount		Value
CORPORATE BONDS—(Continued)

	FINANCE—AUTOMOTIVE—2.0%
$3,000,000	Ford Motor Credit Corp., Sr. Note, 5.80%, 1/12/2009	$ 2,622,423

	INSTRUMENTS—CONTROL—0.8%
1,000,000	Honeywell International, Inc., Note, 7.00%, 3/15/2007	983,922

	INSURANCE—1.4%
2,000,000	Progressive Corp., OH, Note, 7.00%, 10/1/2013	1,801,864

	METALS & MINING—0.7%
1,000,000	Commercial Metals Corp., Note, 6.75%, 2/15/2009	930,012

	OIL—1.2%
1,400,000	Coastal Corp., Deb., 9.625%, 5/15/2012	1,588,152

	OIL—INTEGRATED—3.5%
2,000,000	Conoco, Inc., Sr. Note, 6.35%, 4/15/2009	1,870,768
3,000,000	Phillips Petroleum Co., Note, 6.375%, 3/30/2009	2,717,358

	TOTAL	4,588,126

	OIL—REFINING & MARKETING—1.1%
500,000	Union Oil of California, Deb., 9.125%, 2/15/2006	529,121
1,000,000	Union Oil of California, Company Guarantee, MTN, Series C, 6.70%, 10/15/2007	937,630

	TOTAL	1,466,751

	OIL COMPONENTS—EXPLORATION & PRODUCTION—2.5%
3,500,000	EOG Resources, Inc., Note, 6.50%, 12/1/2007	3,248,655

	PHARMACEUTICALS—1.4%
2,000,000	Lilly (Eli) & Co., Note, 6.57%, 1/1/2016	1,895,526

	PROTECTION—SAFETY—2.1%
3,000,000	Tyco International Group, Company Guarantee, 6.125%, 1/15/2009	2,694,804

	RETAIL—FOOD—3.4%
3,000,000	Kroger Co., Inc., Company Guarantee, 8.05%, 2/1/2010	2,988,738
1,500,000	Kroger Co., Inc., Sr. Note, 8.15%, 7/15/2006	1,513,723

	TOTAL	4,502,461

WESMARK BOND FUND

Principal Amount		Value
CORPORATE BONDS—(Continued)

	RETAIL—MAJOR DEPARTMENT STORES—2.0%
$ 500,000	Penney (J.C.) Co., Inc., Deb., 7.65%, 8/15/2016	$ 397,656
1,000,000	Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007	875,891
1,500,000	Sears Roebuck Acceptance Corp., Note, 6.875%, 10/15/2017	1,300,875

	TOTAL	2,574,422

	UTILITY—TELEPHONE—2.1%
2,000,000	Alltel Corp., Deb., 7.00%, 3/15/2016	1,837,232
1,000,000	GTE Northwest, Inc., Deb., 6.30%, 6/1/2010	900,498

	TOTAL	2,737,730

TOTAL CORPORATE BONDS (identified cost $61,281,785)		59,186,822

GOVERNMENT AGENCIES—50.7%
	FEDERAL FARM CREDIT BANK—5.9%
5,000,000	6.46%, 4/2/2008	4,731,145
3,000,000	7.95%, 1/22/2010	2,987,601

	TOTAL	7,718,746

	FEDERAL HOME LOAN BANK—8.5%
6,335,000	5.83%, 9/30/2013	5,529,581
3,000,000	6.50%, 9/9/2008	2,822,979
3,000,000	6.865%, 10/23/2007	2,887,986

	TOTAL	11,240,546

	FEDERAL HOME LOAN MORTGAGE CORPORATION—26.3%
11,741,153	6.00%, 4/1/2013—10/1/2013	11,161,406
10,093,678	6.50%, 3/1/2013—5/1/2013	9,763,211
4,000,000	6.69%, 4/23/2008	3,808,800
4,000,000	6.846%, 10/10/2007	3,849,200
6,206,920	7.00%, 7/1/2011—3/1/2018	6,086,212

	TOTAL	34,668,829

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—7.2%
6,640,387	6.50%, 5/1/2018—9/1/2018	6,367,865
2,000,000	6.59%, 5/21/2008	1,900,688
WESMARK BOND FUND

Principal Amount or Shares		Value
GOVERNMENT AGENCIES—(Continued)

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—(Continued)
$1,317,040	7.00%, 2/1/2018	$ 1,286,313

	TOTAL	9,554,866

	TENNESSEE VALLEY AUTHORITY—2.8%
4,000,000	Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	3,632,796

TOTAL GOVERNMENT AGENCIES (identified cost $70,623,529)		66,815,783

PREFERRED STOCKS—1.9%
	FINANCE—1.6%
50,000	Merrill Lynch Preferred Capital Trust III	1,071,875
25,000	Merrill Lynch Preferred Capital Trust IV	546,875
20,500	Reliastar Financing I	486,875

	TOTAL	2,105,625

	TELECOMMUNICATIONS—CELLULAR—0.3%
20,000	Motorola Capital Trust	435,000

TOTAL PREFERRED STOCKS (identified cost $2,876,538)		2,540,625

MUTUAL FUND—1.4%
1,793,645	Federated Prime Obligations Fund (at net asset value)	1,793,645

TOTAL INVESTMENTS (identified cost $136,575,497)(a)		$130,336,875

(a)
The cost of investments for federal tax purposes amounts to $136,575,497. The net unrealized depreciation of investments on a federal tax basis amounts to $6,238,622 which is comprised of $166,459 appreciation and $6,405,081 depreciation at July 31, 2000.

Note:	The categories of investments are shown as a percentage of net assets ($131,709,408) at July 31, 2000.

The following acronym is used throughout this portfolio:

MTN—Medium Term Note

See Notes which are an integral part of the Financial Statements
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2000 (Unaudited)

Principal Amount		Credit Rating*	Value

LONG-TERM MUNICIPALS—96.5%
	WEST VIRGINIA—96.5%
$ 500,000	Berkeley County, WV, Board of Education, GO UT, 4.50% (FGIC INS)/(Original Issue Yield: 5.30%), 6/1/2009	AAA	$ 482,645
100,000	Brooke County, WV, Board of Education, GO UT Refunding Bonds, 8.75% (AMBAC INS), 8/1/2001	AAA	104,207
500,000	Cabell County, WV, Board of Education, GO UT, 4.60% (Original Issue Yield: 4.70%), 5/1/2003	A+	498,440
500,000	Cabell County, WV, Board of Education, GO UT, 6.00% (MBIA INS), 5/1/2006	AAA	532,610
100,000	Cabell, Putnam & Wayne County’s, WV, Single Family Residence Mortgage Revenue Bonds, 7.375% (FGIC INS), 4/1/2010	AAA	111,357
160,000	Charles Town, WV, Residential Mortgage Revenue Bonds, 6.20%, 3/1/2011	A1	163,562
355,000	Charles Town, WV, Waterworks and Sewer System, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013	AA	335,358
340,000	Charles Town, WV, Waterworks and Sewer System, Refunding Revenue Bonds, 5.00%, 10/1/2012	AA	322,704
315,000	Charleston, WV, Building Commission, Parking Facility, Refunding Revenue Bonds, 0.00%, (Original Issue Yield: 6.90%), 12/1/2016	NR	110,546
1,555,000	Charleston, WV, Building Commission, Parking Facility, Refunding Revenue Bonds, 0.00%, (Original Issue Yield: 7.00%), 12/1/2017	NR	507,552
125,000	Charleston, WV, Building Commission, Revenue Bonds, 5.60% (Original Issue Yield: 5.60%), 6/1/2019	NR	113,626
235,000	Charleston, WV, Building Commission, Revenue Bonds, 5.85%, (Center for Arts and Sciences Project), (Original Issue Yield: 5.85%), 6/1/2019	NR	218,764
865,000	Charleston, WV, Building Commission, Subordinate Bonds, 6.00% (Charleston Town Center Parking), 12/1/2010	NR	893,830
500,000	Charleston, WV, Civic Center Revenue, Improvement Bonds, 6.25%, 12/1/2015	NR	500,750
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

LONG-TERM MUNICIPALS—(Continued)
	WEST VIRGINIA—(Continued)
$1,000,000	Charleston, WV, Urban Renewal Authority, Public Improvement Revenue Bonds, 5.25% (FSA INS), 12/15/2018	AAA	$ 965,650
1,200,000	Charleston, WV, Urban Renewal Authority, Refunding Revenue Bonds, 5.30% (FSA INS)/(Original Issue Yield: 5.281%), 12/15/2022	AAA	1,135,308
1,240,000	Charleston, WV, GO UT, 7.20%, 10/1/2008	A1	1,426,248
355,000	Charleston, WV, GO UT, 7.20%, 10/1/2003	A1	380,865
500,000	Fairmont, WV, Waterworks, Series 1999, 5.25% (AMBAC INS)/(Original Issue Yield: 4.95%), 7/1/2017	Aaa	485,255
795,000	Fairmont, WV, Waterworks, Series 1999, 5.25% (AMBAC INS)/(Original Issue Yield: 4.848%), 7/1/2015	Aaa	783,655
2,235,000	Fairmont, WV, Waterworks, Water Utility Improvement Revenue Bonds, 5.00% (AMBAC INS), 7/1/2019	Aaa	2,060,178
500,000	Harrison County, WV, Board of Education, GO UT, 6.40% (FGIC INS)/(Original Issue Yield: 6.45%), 5/1/2006	AAA	542,575
680,000	Harrison County, WV, Building Commission, Healthcare, Maplewood Retirement Revenue Bonds, 5.15% (AMBAC INS)/(Original Issue Yield: 5.32%), 4/1/2018	Aaa	642,267
420,000	Jackson County, WV, Revenue Bonds, 7.375% (FGIC INS), 6/1/2010	AAA	499,548
750,000	Kanawha County, WV, Commercial Development, Refunding Revenue Bonds, 6.50% (May Department Stores Co.), 6/1/2003	A+	779,460
750,000	Kanawha County, WV, PCR Bonds, 6.00%, 12/1/2007	BBB-	751,012
2,025,000	Kanawha County, WV, PCR Bonds, 7.35% (Union Carbide Corp.), 8/1/2004	Baa2	2,135,484
285,000	Logan County, WV, Revenue Bonds, 8.00% (Logan County Health Care Center Limited Partnership Project), 12/1/2009	NR	334,140
60,000	Marshall County, WV, Special Obligation Bonds, 6.50% (Original Issue Yield: 6.65%), 5/15/2010	AAA	63,833
355,000	Mason County, WV, PCR Bonds, 5.45% (Ohio Power Co.)/(AMBAC INS)/(Original Issue Yield: 5.47%), 12/1/2016	AAA	355,295

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

LONG-TERM MUNICIPALS—(Continued)
	WEST VIRGINIA—(Continued)
$1,275,000	Mason County, WV, PCR Bonds, Series I, 6.85% (Original Issue Yield: 6.89%), 6/1/2022	BBB+	$1,314,946
350,000	Ohio County, WV, Board of Education, GO UT, 5.00% (MBIA INS)/(Original Issue Yield: 5.25%), 6/1/2013	A+	341,561
785,000	Ohio County, WV, Board of Education, GO UT Refunding Bonds, 5.125% (MBIA INS)/(Original Issue Yield: 5.375%), 6/1/2018	AAA	741,535
1,035,000	Ohio County, WV, Board of Education, GO UT Refunding Bonds, 5.125% (Original Issue Yield: 5.375%), 6/1/2018	A+	966,649
1,000,000	Ohio County, WV, Board of Education, GO UT, 5.00% (Original Issue Yield: 5.25%), 6/1/2013	A+	960,560
300,000	Ohio County, WV, Board of Education, GO UT, 5.25% (MBIA INS)/(Original Issue Yield: 5.65%), 6/1/2016	AAA	296,484
1,100,000	Ohio County, WV, County Community Health System Refunding Revenue Bonds, 4.85% (Ohio Valley Medical Center)/(American Capital Access INS), 1/1/2008	A	1,062,457
155,000	Parkersburg, WV, Waterworks & Sewer Systems, Refunding Revenue Bonds, 5.80% (FSA INS)/(Original Issue Yield: 5.929%), 9/1/2019	AAA	157,286
150,000	Pleasants County, WV, PCR Bonds, Series C, 6.15%, 5/1/2015	A	153,804
830,000	Pleasants County, WV, PCR Bonds, 6.15% (West Penn Power Co.)/(AMBAC INS), 5/1/2015	AAA	864,237
535,000	Putnam County, WV, PCR Bonds, (Appalachian Power Co.), Series D, 5.45% (AMBAC INS)/(Original Issue Yield: 5.47%), 6/1/2019	AAA	525,691
475,000	Raleigh County, WV, Commercial Development Refunding Revenue Bonds, 5.50%, 6/1/2006	NR	484,918
865,000	Raleigh County, WV, Building Commission, Public Improvement Bonds, 5.00%, 10/1/2012	A	846,437
1,795,000	Raleigh, Fayette & Nicholas Counties, WV, Refunding Bonds, 6.25% (Original Issue Yield: 6.60%), 8/1/2011	Aaa	1,963,909
2,015,000	Randolph County, WV, Refunding Revenue Bonds, 5.20% (Davis Health Systems, Inc.)/(FSA INS), 11/1/2015	Aaa	1,954,993
1,000,000	South Charleston, WV, Refunding Revenue Bonds, 7.625% (Union Carbide Corp.), 8/1/2005	BBB	1,086,260

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

LONG-TERM MUNICIPALS—(Continued)
	WEST VIRGINIA—(Continued)
$ 500,000	South Charleston, WV, Revenue Bonds, 5.50%, (Herbert J. Thomas Hospital)/(MBIA INS), 10/1/2009	AAA	$ 503,600
1,000,000	South Charleston, WV, Refunding Revenue Bonds, 5.10% (Union Carbide Corp.), 1/1/2012	BBB	917,330
415,000	Taylor County, WV, GO UT Bonds, 8.40% (Original Issue Yield: 8.45%), 5/1/2001	NR	426,732
175,000	Weirton, WV, Municipal Hospital Building, Refunding Revenue Bonds, 5.75% (Weirton Medical Center, Inc.)/(AMBAC INS)/(Original Issue Yield: 6.00%), 12/1/2003	AAA	177,296
1,000,000	West Virginia State College, Revenue Bonds, 5.75% (AMBAC INS)/(Original Issue Yield: 5.85%), 4/1/2003	AAA	1,028,430
200,000	West Virginia State College, Revenue Bonds, 5.75% (AMBAC INS)/(Original Issue Yield: 5.95%), 4/1/2004	AAA	207,518
500,000	West Virginia Housing Development Fund, Series A, 5.65% (AMBAC INS)/(Original Issue Yield: 5.65%), 11/1/2021	AAA	490,855
275,000	West Virginia Housing Development Fund, Refunding Revenue Bonds, 6.70%, 5/1/2009	AAA	285,566
735,000	West Virginia Housing Development Fund, Revenue Bonds, 5.35%, 11/1/2010	AAA	739,101
430,000	West Virginia Housing Development Fund, Refunding Revenue Bonds, Series A, 5.50%, 11/1/2011	AAA	433,268
250,000	West Virginia School Building Authority, Refunding Revenue Bonds, 5.25%, 7/1/2021	AAA	237,220
2,000,000	West Virginia School Building Authority, Revenue Bonds, 5.625% (MBIA INS)/(Original Issue Yield: 5.90%), 7/1/2003	AAA	2,055,160
100,000	West Virginia School Building Authority, Revenue Bonds, 6.75% (MBIA INS)/(Original Issue Yield: 7.00%), 7/1/2004	AAA	107,500
300,000	West Virginia School Building Authority, Revenue Bonds, 6.80% (MBIA INS)/(Original Issue Yield: 6.85%), 7/1/2001	AAA	306,480

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

LONG-TERM MUNICIPALS—(Continued)
	WEST VIRGINIA—(Continued)
$ 240,000	West Virginia State Building Commission Lease, Series B, 4.60% (West Virginia Regional Jail and Correctional Facility)/(AMBAC INS)/(Original Issue Yield: 4.65%), 7/1/2010	AAA	$ 226,949
150,000	West Virginia State Building Commission Lease, Series C, 4.50% (West Virginia Regional Jail and Correctional Facility)/(AMBAC INS), 7/1/2007	AAA	144,192
150,000	West Virginia State Building Commission Lease, Series C, 4.50% (West Virginia Regional Jail and Correctional Facility)/(AMBAC INS)/(Original Issue Yield: 4.55%), 7/1/2008	AAA	143,292
2,000,000	West Virginia State Building Commission Lease, Refunding Revenue Bonds, 5.375% (AMBAC INS)/(Original Issue Yield: 5.04%), 7/1/2021	AAA	1,932,900
190,000	West Virginia State Building Commission Lease, Revenue Bonds, 4.50% (West Virginia Regional Jail and Correctional Facility)/(AMBAC INS)/(Original Issue Yield: 4.55%), 7/1/2008	AAA	181,665
870,000	West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (FSA INS), 8/1/2009	Aaa	864,406
1,000,000	West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (West Virginia University Hospital, Inc.)/(MBIA INS)/(Original Issue Yield: 5.55%), 6/1/2016	AAA	943,490
100,000	West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 6.125% (Original Issue Yield: 6.25%), 9/1/2009	A2	100,512
200,000	West Virginia State Hospital Finance Authority, Revenue Bonds, Series A, 5.60% (Cabell Huntington Hospital)/(AMBAC INS)/(Original Issue Yield: 5.75%), 1/1/2005	AAA	205,484
100,000	West Virginia State Hospital Finance Authority, Revenue Bonds, Series A, 6.00% (Charleston Area Medical Center)/(Original Issue Yield: 6.10%), 9/1/2007	A2	100,394
300,000	West Virginia State Hospital Finance Authority, Revenue Bonds, 4.70% (FSA INS), 8/1/2006	Aaa	293,466

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

LONG-TERM MUNICIPALS—(Continued)
	WEST VIRGINIA—(Continued)
$ 700,000	West Virginia State Hospital Finance Authority, Revenue Bonds, 4.90% (West Virginia University Hospital, Inc.)/(MBIA INS)/(Original Issue Yield: 5.00%), 6/1/2004	AAA	$ 703,101
1,750,000	West Virginia State Hospital Finance Authority, Revenue Bonds, 5.75% (Charleston Area Medical Center)/(MBIA INS)/(Original Issue Yield: 5.98%), 9/1/2013	AAA	1,792,788
180,000	West Virginia State Hospital Finance Authority, Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 3/1/2014	BBB-	177,786
750,000	West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 4.75% (Department of Health & Human Resources)/(FSA INS)/(Original Issue Yield: 4.80%), 8/1/2008	Aaa	727,043
1,000,000	West Virginia State Housing Development Fund, Series A, 5.05%, 11/1/2014	AAA	970,280
1,200,000	West Virginia State Housing Development Fund, Series C, 5.80% (Original Issue Yield: 5.80%), 5/1/2017	AAA	1,209,696
1,000,000	West Virginia State Housing Development Fund, Refunding Revenue Bonds, Series A, 5.10%, 11/1/2015	AAA	939,780
1,000,000	West Virginia State, GO UT Highway Improvement Bonds, 5.25%, 6/1/2010	AAA	1,024,620
900,000	West Virginia State, GO UT Highway Improvement Bonds, 5.10% (Original Issue Yield: 5.17%), 6/1/2012	AA-	897,561
2,000,000	West Virginia State, GO UT Water Utility & Sewer Improvement Bonds, 0.00%, (Original Issue Yield: 4.98%), 11/1/2010	AAA	1,180,860
55,000	West Virginia University Board of Regents, Revenue Bonds, 5.90% (MBIA INS), 4/1/2004	AAA	56,411
490,000	West Virginia University Board of Regents, Revenue Bonds, 5.90%, 4/1/2004	A+	503,019
400,000	West Virginia University, Refunding Bond, Series A, 4.85% (Dormitory Project)/(AMBAC INS)/(Original Issue Yield: 4.95%), 5/1/2010	AAA	391,164
500,000	West Virginia University, Refunding Revenue Bonds, 5.00% (Student Union Project)/(AMBAC INS)/(Original Issue Yield: 5.22%), 5/1/2017	AAA	472,825

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Principal Amount or Shares		Credit Rating*	Value

LONG-TERM MUNICIPALS—(Continued)
	WEST VIRGINIA—(Continued)
$1,000,000	West Virginia University, Revenue Bonds, Series B, 5.00% (Student Union Project)/(AMBAC INS)/(Original Issue Yield: 5.19%), 5/1/2015	AAA	$ 957,650
100,000	West Virginia University, Revenue Bonds, 5.50%, (Marshall University Library)/(AMBAC INS)/(Original Issue Yield: 5.55%), 4/1/2009	AAA	102,284
135,000	West Virginia Water Development Authority, Refunding Revenue Bonds, Loan Program II, 5.00% (Original Issue Yield: 6.02%), 11/1/2018	AAA	124,586
765,000	West Virginia Water Development Authority, Water Development Revenue Bonds, Loan Program II, 7.70% (United States Treasury PRF)/(Original Issue Yield: 7.822%), 11/1/2029 (@102)	A-	786,183
425,000	Wetzel County, WV, Board of Education, GO UT, 7.00% (MBIA INS)/(Original Issue Yield: 7.15%), 5/1/2004	AAA	459,829
500,000	Wheeling, WV, Waterworks & Sewer Systems, Refunding Revenue Bonds, 4.90% (FGIC INS)/(Original Issue Yield: 5.00%), 6/1/2006	Aaa	500,970
300,000	Wheeling, WV, Waterworks & Sewer Systems, Series C, Revenue Bonds, 6.60% (FGIC INS)/(United States Treasury PRF)/(Original Issue Yield: 6.691%), 6/1/2002 (@100)	AAA	311,178
155,000	Wheeling, WV, GO UT, 7.50%, 6/1/2003	Baa1	164,833
165,000	Wood County, WV, Building Commission, Refunding Revenue Bonds, 6.625% (St. Joseph Hospital, Parkersburg)/(AMBAC INS), 1/1/2006	AAA	172,323

TOTAL LONG-TERM MUNICIPALS (identified cost $60,329,316)			59,638,027

MUTUAL FUND—0.8%
502,937	Federated Tax-Free Obligations Fund (at net asset value)		502,937

TOTAL INVESTMENTS (identified cost $60,832,253)(a)			$60,140,964

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

*	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a)
The cost of investments for federal tax purposes amounts to $60,832,253. The net unrealized depreciation of investments on a federal tax basis amounts to $691,289 which is comprised of $529,763 appreciation and $1,221,052 depreciation at July 31, 2000.

Note:    The categories of investments are shown as a percentage of net assets ($61,805,124) at July 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC—American Municipal Bond Assurance Corporation
FGIC—Financial Guaranty Insurance Corporation
FSA—Financial Security Assurance
GO—General Obligation
INS—Insured
MBIA—Municipal Bond Insurance Association
PCR—Pollution Control Revenue
PRF—Prerefunded
UT—Unlimited Tax

See Notes which are an integral part of the Financial Statements
WESMARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2000 (Unaudited)

	WesMark Growth Fund		WesMark Balanced Fund	WesMark Bond Fund	WesMark West Virginia Municipal Bond Fund
Assets:
Total investments in securities, at value	$215,902,173		$78,576,519	$130,336,875	$60,140,964
Cash	166,998		53,455	78,586	24,816
Income receivable	141,111		440,228	2,063,966	799,716
Receivable for investments sold	—		—	—	1,715,499
Deferred organizational costs	1,916		—	—	2,108

Total assets	216,212,198		79,070,202	132,479,427	62,683,103

Liabilities:
Payable for investments purchased	—		—	—	624,902
Payable to adviser	139,194		45,217	61,243	15,710
Income distribution payable	—		—	696,170	231,415
Accrued expenses	37,000		17,178	12,606	5,952

Total liabilities	176,194		62,395	770,019	877,979

Net Assets Consist of:
Paid in capital	153,703,433		65,331,334	139,003,536	62,647,837
Net unrealized appreciation (depreciation) of investments	35,538,509		9,125,889	(6,238,622)	(691,289)
Accumulated net realized gain (loss) on investments	26,137,046		4,555,035	(1,119,738)	(151,332)
Undistributed net investment income (distributions in excess of net investment income)	657,016		(4,451)	64,232	(92)

Total Net Assets	$216,036,004		$79,007,807	$131,709,408	$61,805,124

Shares Outstanding:	13,951,377		7,402,626	14,126,746	6,248,941

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share	$ 15.48		$ 10.67	$ 9.32	$ 9.89

Offering Price Per Share(a)	$ 16.25	(b)	$ 11.20 (b)	$ 9.68 (c)	$ 10.28 (c)

Redemption Proceeds Per Share	$ 15.48		$ 10.67	$ 9.32	$ 9.89

Investments, at identified cost	$180,363,664		$69,450,630	$136,575,497	$60,832,253

Investments, at tax cost	$180,363,664		$69,450,630	$136,575,497	$60,832,253

(a)	See “What Do Shares Cost?” in the Prospectus.

(b)	Computation of offering price per share 100/95.25 of net asset value.

(c)	Computation of offering price per share 100/96.25 of net asset value.

See Notes which are an integral part of the Financial Statements
WESMARK FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended July 31, 2000 (Unaudited)

	WesMark Growth Fund	WesMark Balanced Fund	WesMark Bond Fund	WesMark West Virginia Municipal Bond Fund
Investment Income:
Dividends	$ 1,155,624 (a)	$ 550,119 (b)	$ 103,712	$ —
Interest	551,580	818,142	4,464,687	1,659,011

Total income	1,707,204	1,368,261	4,568,399	1,659,011

Expenses:
Investment adviser fee	787,279	297,663	385,244	186,672
Administrative personnel and services fee	144,692	54,715	88,533	42,904
Custodian fees	14,909	7,634	9,758	6,271
Transfer and dividend disbursing agent fees and expenses	16,906	13,918	16,673	16,664
Directors’/Trustees’ fees	2,086	1,787	2,151	1,340
Auditing fees	8,545	8,888	7,865	7,509
Legal fees	2,090	1,973	1,929	1,865
Portfolio accounting fees	27,308	22,754	24,173	26,405
Share registration costs	11,987	8,540	8,573	7,113
Printing and postage	12,526	12,365	11,853	12,835
Insurance premiums	574	397	514	405
Miscellaneous	4,196	1,163	1,061	2,367

Total expenses	1,033,098	431,797	558,327	312,350

Waivers—
Waiver of investment adviser fee	(15,549)	(45,869)	(42,582)	(93,336)

Net expenses	1,017,549	385,928	515,745	219,014

Net investment income	689,655	982,333	4,052,654	1,439,997

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	26,138,078	4,569,100	(408,974)	(150,945)
Net change in unrealized appreciation (depreciation) of investments	357,799	(1,372,692)	2,088,439	1,698,381

Net realized and unrealized gain on investments	26,495,877	3,196,408	1,679,465	1,547,436

Change in net assets resulting from operations	$27,185,532	$4,178,741	$5,732,119	$2,987,433

(a)	Net of foreign taxes withheld of $10,657.

(b)	Net of foreign taxes withheld of $3,683.

See Notes which are an integral part of the Financial Statements
WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Growth Fund		WesMark Balanced Fund
	Six Months Ended (unaudited) July 31, 2000	Year Ended January 31, 2000	Six Months Ended (unaudited) July 31, 2000	Year Ended January 31, 2000
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 689,655	$ 169,196	$ 982,333	$ 1,681,690
Net realized gain on investments	26,138,078	38,142,956	4,569,100	3,851,990
Net change in unrealized appreciation (depreciation) of investments	357,799	5,108,617	(1,372,692)	2,992,458

Change in net assets resulting from operations	27,185,532	43,420,769	4,178,741	8,526,138

Distributions to Shareholders—
Distributions from net investment income	(127,621)	(89,403)	(986,784)	(1,660,374)
Distributions from net realized gain on investments	(23,521,812)	(18,287,743)	(3,135,713)	(1,633,127)

Change in net assets from distributions to shareholders	(23,649,433)	(18,377,146)	(4,122,497)	(3,293,501)

Share Transactions—
Proceeds from sale of shares	22,058,948	25,917,293	7,458,164	13,683,589
Net asset value of shares issued to shareholders in payment of distributions declared	11,021,956	7,551,961	740,209	384,158
Cost of shares redeemed	(3,885,476)	(10,286,075)	(3,107,367)	(6,326,453)

Change in net assets from share transactions	29,195,428	23,183,179	5,091,006	7,741,294

Change in net assets	32,731,527	48,226,802	5,147,250	12,973,931

Net Assets:
Beginning of period	183,304,477	135,077,675	73,860,557	60,886,626

End of period	216,036,004	183,304,477	79,007,807	73,860,557

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 657,016	$ 94,982	$ (4,451)	—

Net gain (loss) as computed for federal tax purposes	$ 26,138,078	$ 38,142,956	$ 4,569,100	$ 3,851,990

See Notes which are an integral part of the Financial Statements
WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

	WesMark Bond Fund		WesMark West Virginia Municipal Bond Fund
	Six Months Ended (unaudited) July 31, 2000	Year Ended January 31, 2000	Six Months Ended (unaudited) July 31, 2000	Year Ended January 31, 2000
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 4,052,654	$ 7,064,904	$ 1,439,997	$ 2,890,504
Net realized gain (loss) on investments	(408,974)	(710,764)	(150,945)	203,160
Net change in unrealized appreciation (depreciation) of investments	2,088,439	(10,581,038)	1,698,381	(4,996,680)

Change in net assets resulting from operations	5,732,119	(4,226,898)	2,987,433	(1,903,016)

Distributions to Shareholders—
Distributions from net investment income	(4,081,723)	(6,971,603)	(1,440,089)	(2,890,681)
Distributions from net realized gain on investments	—	(70,876)	(19,978)	(188,017)

Change in net assets from distributions to shareholders	(4,081,723)	(7,042,479)	(1,460,067)	(3,078,698)

Share Transactions—
Proceeds from sale of shares	9,320,660	26,937,178	1,716,627	10,177,556
Net asset value of shares issued to shareholders in payment of distributions declared	818,455	1,664,577	79,674	221,710
Cost of shares redeemed	(5,203,503)	(9,854, 641)	(5,575,326)	(8,794,434)

Change in net assets from share transactions	4,935,612	18,747,114	(3,779,025)	1,604,832

Change in net assets	6,586,008	7,477,737	(2,251,659)	(3,376,882)

Net Assets:
Beginning of period	125,123,400	117,645,663	64,056,783	67,433,665

End of period	131,709,408	125,123,400	61,805,124	64,056,783

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 64,232	$ 93,301	$ (92)	$ —

Net gain (loss) as computed for federal tax purposes	$ (408,974)	$ (710,764)	$ (150,945)	$ 203,738

See Notes which are an integral part of the Financial Statements
WESMARK FUNDS
FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended January 31,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments		Total Distributions
WesMark Growth Fund
1998(c)	$10.00	0.09	1.71	1.80	(0.08)	(0.57)		(0.65)
1999	$11.15	0.06	2.38	2.44	(0.06)	(0.79)		(0.85)
2000	$12.74	0.01	3.95	3.96	(0.01)	(1.60)		(1.61)
2000(d)	$15.09	0.05	2.13	2.18	(0.01)	(1.78)		(1.79)

WesMark Balanced Fund
1999(e)	$10.00	0.24	0.30	0.54	(0.24)	(0.49)		(0.73)
2000	$ 9.81	0.25	1.07	1.32	(0.25)	(0.24)		(0.49)
2000(d)	$10.64	0.14	0.46	0.60	(0.14)	(0.43)		(0.57)

WesMark Bond Fund
1999(e)	$10.00	0.43	0.13	0.56	(0.43)	(0.02)		(0.45)
2000	$10.11	0.56	(0.89)	(0.33)	(0.56)	(0.01)		(0.57)
2000(d)	$ 9.21	0.29	0.11	0.40	(0.29)	—		(0.29)

WesMark West Virginia Municipal Bond Fund
1998(c)	$10.00	0.35	0.31	0.66	(0.35)	(0.01)		(0.36)
1999	$10.30	0.43	0.12	0.55	(0.43)	(0.01)		(0.44)
2000	$10.41	0.44	(0.72)	(0.28)	(0.44)	(0.03)		(0.47)
2000(d)	$ 9.66	0.22	0.23	0.45	(0.22)	(0.00	)(f)	(0.22)

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b)	This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(c)	Reflects operations for the period from April 14, 1997 (date of initial public investment) to January 31, 1998.

(d)	For the six months ended July 31, 2000 (unaudited).

(e)	Reflects operations for the period from April 20, 1998 (date of initial public investment) to January 31, 1999.

(f)	Amount represents less than $0.01 per share.

(g)	Computed on an annualized basis.

(h)	Amount represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
WesMark Growth Fund
$11.15	18.24%	1.14	%(g)	0.99	%(g)	0.00	%(g)(h)	$114,142	58%
$12.74	22.58%	1.04%		0.50%		0.01%		$135,078	58%
$15.09	31.22%	0.95%		0.10%		0.01%		$183,304	71%
$15.48	14.36%	0.97	%(g)	0.66	%(g)	0.01	%(g)	$216,036	35%

WesMark Balanced Fund
$9.81	5.50%	1.15	%(g)	3.03	%(g)	0.09	%(g)	$ 60,887	57%
$10.64	13.52%	0.90%		2.38%		0.15%		$ 73,864	44%
$10.67	5.55%	0.97	%(g)	2.48	%(g)	0.12	%(g)	$ 79,008	22%

WesMark Bond Fund
$10.11	5.70%	0.90	%(g)	5.47	%(g)	0.07	%(g)	$117,646	39%
$9.21	(3.41%)	0.72%		5.85%		0.10%		$125,123	26%
$9.32	4.43%	0.80	%(g)	6.31	%(g)	0.07	%(g)	$131,709	7%

WesMark West Virginia Municipal Bond Fund
$10.30	6.64%	0.74	%(g)	4.26	%(g)	0.30	%(g)	$ 66,381	6%
$10.41	5.46%	0.74%		4.20%		0.29%		$ 67,434	17%
$9.66	(2.77%)	0.65%		4.37%		0.30%		$ 64,057	30%
$9.89	4.79%	0.70	%(g)	4.63	%(g)	0.30	%(g)	$ 61,805	16%
WESMARK FUNDS
NOTES TO FINANCIAL STATEMENTS
July 31, 2000 (Unaudited)

(1)  Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Growth Fund (“Growth Fund”)	diversified	to achieve capital appreciation

WesMark Balanced Fund (“Balanced Fund”)	diversified	to achieve capital appreciation and income

WesMark Bond Fund (“Bond Fund”)	diversified	to achieve high current income consistent with preservation of capital

WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	non-diversified	provide current income which is exempt from federal income tax and income taxes by the State of West Virginia

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

(2)  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

        Investment Valuation—U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

WESMARK FUNDS

        Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

        Federal Taxes—It is each Fund’s policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

        When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

        Use of Estimates—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

        Other—Investment transactions are accounted for on a trade date basis.

(3)  Shares of Beneficial Interest

The Declaration of Trust permits the Board of Trustees (“Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

        Transactions in shares were as follows:

	Growth Fund		Balanced Fund
	Six-Months Ended July 31, 2000	Year Ended January 31, 2000	Six-Months Ended July 31, 2000	Year Ended January 31, 2000
Shares sold	1,335,455	1,762,726	671,195	1,296,249
Shares issued to shareholders in payment of distributions declared	705,359	495,984	68,114	35,955
Shares redeemed	(234,712)	(717,443)	(280,708)	(596,275)

Net change resulting from share transactions	1,806,102	1,541,267	458,601	735,929

WESMARK FUNDS

	Bond Fund		West Virginia Municipal Bond Fund
	Six-Months Ended July 31, 2000	Year Ended January 31, 2000	Six-Months Ended July 31, 2000	Year Ended January 31, 2000
Shares sold	1,008,407	2,802,070	177,559	1,015,142
Shares issued to shareholders in payment of distributions declared	88,653	173,886	8,208	22,197
Shares redeemed	(562,601)	(1,023,579)	(571,329)	(879,799)

Net change resulting from share transactions	534,459	1,952,377	(385,562)	157,540

(4)  Investment Adviser Fee and Other Transactions with Affiliates

        Investment Adviser Fee—WesBanco Trust and Investment Services, the Funds’ investment adviser (the “Adviser” or “WesBanco”), receives for its services an annual fee equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Growth Fund	0.75%

Balanced Fund	0.75%

Bond Fund	0.60%

West Virginia Municipal Bond Fund	0.60%

        The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

        Administrative Fee—Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period.

        Distribution (12b-1) Fee—The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will compensate Edgewood Services, Inc., the principal distributor, from the net assets of each Fund to finance activities intended to result in the sale of each Fund’s shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of each Fund’s shares, annually, to compensate Edgewood Services, Inc. For the six months ended July 31, 2000, the Funds did not incur fees under the Plan.
WESMARK FUNDS

        Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with WesBanco, each Fund will pay WesBanco up to 0.25% of average daily net assets for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended July 31, 2000, the Funds did not incur a shareholder services fee.

        Transfer and Dividend Disbursing Agent Fees and Expenses—FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”) serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

        Portfolio Accounting Fees—FServ maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

        Custodian Fees—WesBanco is the Funds’ custodian. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

        Organizational Expense—Organizational expenses of $5,607 for Growth Fund and $6,169 for West Virginia Municipal Bond Fund were borne initially by the Adviser. The Funds have agreed to reimburse the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following each Fund’s effective date.

WESMARK FUNDS

        Other Affiliated Parties and Transactions—Pursuant to an exemptive order issued by the SEC, the Funds may invest in certain affiliated money market funds which are distributed by an affiliate of the Funds’ distributor. As of July 31, 2000, each Fund owned the following percentages of the affiliated funds’ outstanding shares:

Fund Name	Affiliated Fund Name	% of Outstanding Shares
Growth Fund	Federated U.S. Treasury Cash Reserves Fund	0.14%

Balanced Fund	Federated U.S. Treasury Cash Reserves Fund	0.02%

Bond Fund	Federated Prime Obligations Fund	0.02%

West Virginia Municipal Bond Fund	Federated Tax-Free Obligations Fund	0.01%

        General—Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5)  Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended July 31, 2000, were as follows:

Fund Name	Purchases	Sales
Growth Fund	$93,086,178	$67,056,223

Balanced Fund	$22,062,384	$16,985,954

Bond Fund	$16,726,799	$ 8,839,125

West Virginia Municipal Bond Fund	$ 9,588,114	$13,816,979

(6)  Concentration of Credit Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at July 31, 2000, 52% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 21% of total investments.

(7)  Subsequent Event

The WesMark Small Company Growth Fund was declared effective on August 1, 2000.

TRUSTEES	OFFICERS

John F. Donahue
Thomas C. Bigley
John T. Conroy, Jr.
Nicholas P. Constantakis
John F. Cunningham
J. Christopher Donahue
Lawrence D. Ellis, M.D.
Peter E. Madden
Charles F. Mansfield, Jr.
John E. Murray, Jr., J.D., S.J.D.
Marjorie P. Smuts
John S. Walsh

John F. Donahue
Chairman
Peter J. Germain
President
Richard J. Thomas
Treasurer
J. Christopher Donahue
Executive Vice President
John W. McGonigle
Executive Vice President and Secretary
Richard B. Fisher
Vice President
Beth S. Broderick
Vice President and Assistant Treasurer
C. Todd Gibson
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic Representation Omitted -- See Appendix]

Family of Funds

COMBINED SEMI-ANNUAL REPORT

[Graphic Representation Omitted -- See Appendix]

Investment Adviser
A Division of WesBanco Bank, Inc.

Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105

Edgewood Services, Inc., Distributor

25752 (9/00)